Restatement of Previously Issued Financial Statements	3 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements
Note 2—RESTATEMENT OF PREVIOUSLY ISSUED FINANCAL STATEMENTS
In preparation of the Company’s financial statements as of and for quarterly period ended September 30, 2021, the Company concluded it should revise its prior-filed financial statements to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with ASC
480-10-S99,
redemption provisions not solely within the control of the Company require shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total shareholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with its financial statements for quarterly period ended September 30, 2021, the Company revised this interpretation to include temporary equity in net tangible assets. In addition, in connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company determined it should restate its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error. Therefore, the Company’s management and the audit committee of the Company’s board of directors (the “Audit Committee”) concluded that the Company’s previously issued (i) audited balance sheet as of December 17, 2020 (the “Post IPO Balance Sheet”), as previously revised in the Company’s Amendment No. 1 to the Annual Report on Form
10-K/A
as of and for the period ended December 31, 2020, as filed with the SEC on June 2, 2021 (the “First Amended Filing”). the First Amended Filing, and (ii) audited financial statements included in the First Amended Filing, (collectively, the “Affected Periods”), should be restated to report all Class A ordinary shares as temporary equity and revise earnings per share and should no longer be relied upon. As such, the Company is reporting these restatements to those periods in this amended Annual Report. The previously presented Affected Periods should no longer be relied upon.
The restatement does not have an impact on the Company’s cash position and cash held in the Trust Account.
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of December 31, 2020:

As of December 31, 2020	As Reported	Adjustment	As Restated
Total assets	$376,847,694		$376,847,694
Total liabilities	$41,398,106		$41,398,106
Class A ordinary shares subject to redemption at $10.00 per share	$330,449,580	$43,300,420	$373,750,000
Preference shares	—	—	—
Class A ordinary shares	433	(433)	—
Class B ordinary shares	934	—	934
Additional paid-in capital	9,830,842	(9,830,842)	—
Accumulated deficit	(4,832,201)	(33,469,145)	(38,301,346)

Total shareholders’ equity (deficit)	$5,000,008	$(43,300,420)	$(38,300,412)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$376,847,694	$—	$376,847,694
Shares of Class A ordinary shares subject to redemption	33,044,958	4,330,042	37,375,000
Shares of Class A ordinary shares	4,330,042	(4,330,042)	—
The Company’s statement of shareholders’ equity has been restated to reflect the changes to the impacted shareholders’ equity (deficit) accounts described above.
The table below presents the effect of
the
financial statement adjustments related to the restatement discussed above
of the Company’s previously reported statement of cash flows for the period from October 16, 2020 (inception) through December 31, 2020:

Supplemental Disclosure of Noncash Financing Activities
Initial value of Class A ordinary shares subject to possible redemption	$333,685,710	$(333,685,710)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(3,236,130)	$3,236,130	$—
The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per share is presented below for the period from October 16, 2020 (inception) through December 31, 2020:

	Earnings Per Share
	As Reported	Adjustment	As Restated
For the Period from October 16, 2020 (Inception) through December 31, 2020
Net loss	$(4,832,201)	$—	$(4,832,201)
Weighted average shares outstanding - Class A ordinary shares	37,375,000	(28,750,000)	8,625,000
Basic and diluted loss per share - Class A ordinary shares	$—	$(0.28)	$(0.28)
Weighted average shares outstanding - Class B ordinary shares	8,429,688	(23,438)	8,406,250
Basic and diluted loss per share - Class B ordinary shares	$(0.57)	$0.29	$(0.28)
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of December 17, 2020:

As of December 17, 2020	As Reported, As Revised	Adjustment	As Restated
Total assets	$375,776,800		$375,776,800
Total liabilities	$37,091,089		$37,091,089
Class A ordinary shares subject to redemption at $10.00 per share	$333,685,710	$40,064,290	$373,750,000
Preference shares	—	—	—
Class A ordinary shares	401	(401)	—
Class B ordinary shares	934	—	934
Additional paid-in capital	5,995,328	(5,995,328)	—
Accumulated deficit	(996,662)	(34,068,561)	(35,065,223)
Total shareholders’ equity (deficit)	$5,000,001	$(40,064,290)	$(35,064,289)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$375,776,800	$—	$375,776,800
Shares of Class A ordinary shares subject to redemption	33,368,571	4,006,429	37,375,000
Shares of Class A ordinary shares	4,006,429	(4,006,429)	—
The Class A ordinary shares issued in the Initial Public Offering and issued as part of the Over-Allotment Units were recognized in Class A ordinary shares stock subject to possible redemption as follows:

Gross Proceeds for initial public offering and over-allotment	$375,750,000
Less:	—
Offering costs allocated to Class A shares subject to possible redemption	(19,477,581)
Proceeds allocated to Public Warrants at issuance	(14,015,630)
Plus:
Accretion of Class A ordinary shares subject to possible redemption amount	33,493,211

Class A ordinary shares subject to possible redemption	$375,750,000